Pensions	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Disclosure of employee benefits [text block]

19 Pensions

The main pension plans for Statoil ASA and its most significant subsidiaries are defined contribution plans, in which the pension costs are recognised in the Consolidated statement of income in line with payments of annual pension premiums. The pension contribution plans in Statoil ASA also includes certain unfunded elements (notional contribution plans), for which the annual notional contributions are recognised as pension liabilities. These notional pension liabilities are regulated equal to the return on asset within the main contribution plan. See note 2 Significant accounting policies for more information about the accounting treatment of the notional contribution plans reported in Statoil ASA.

In addition, Statoil ASA has a closed defined benefit plan for employees which in 2015 had less than 15 years of future service before their regular retirement age, and for employees in certain subsidiaries. Statoil's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme. The Norwegian companies in the group are subject to, and complies with, the requirements of the Norwegian Mandatory Company Pensions Act.

The defined benefit plans in Norway are managed and financed through Statoil Pensjon (Statoil's pension fund - hereafter "Statoil Pension"). Statoil Pension is an independent pension fund that covers the employees in Statoil's Norwegian companies. The pension fund's assets are kept separate from the company's and group companies' assets. Statoil Pension is supervised by the Financial Supervisory Authority of Norway ("Finanstilsynet") and is licensed to operate as a pension fund.

Statoil is a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated on the basis of the employees' income between 1 and 7.1 G. The premium is payable for all employees until age 62. Pension from the AFP scheme will be paid from the AFP plan administrator to employees for their full lifetime. Statoil has determined that its obligations under this multi-employer defined benefit plan can be estimated with sufficient reliability for recognition purposes. Accordingly, the estimated proportionate share of the AFP plan is recognised as a defined benefit obligation.

The present values of the defined benefit obligation, except for the notional contribution plan, and the related current service cost and past service cost are measured using the projected unit credit method. The assumptions for salary increases, increases in pension payments and social security base amount are based on agreed regulation in the plans, historical observations, future expectations of the assumptions and the relationship between these assumptions. At 31 December 2017 the discount rate for the defined benefit plans in Norway was established on the basis of seven years' mortgage covered bonds interest rate extrapolated on a yield curve which matches the duration of Statoil's payment portfolio for earned benefits, which was calculated to be 17.2 years at the end of 2017. Social security tax is calculated based on a pension plan's net funded status and is included in the defined benefit obligation.

Statoil has more than one defined benefit plan, but the disclosure is made in total since the plans are not subject to materially different risks. Pension plans outside Norway are not material and as such not disclosed separately. The pension costs in Statoil ASA are partly re-charged to license partners.

Net pension cost

(in USD million)	2017	2016	2015

Current service cost	242	238	378
Interest cost	-	192	191
Interest (income) on plan asset	-	(148)	(145)
Past service cost	(0)	2	-
Losses (gains) from curtailment, settlement or plan amendment	15	109	250
Actuarial (gains) losses related to termination benefits	(1)	59	(1)
Notional contribution plans	51	50	36

Defined benefit plans	308	503	709

Defined contribution plans	162	148	135

Total net pension cost	469	650	844

In addition to the pension cost presented in the table above, financial items related to defined benefit plans are included in the statement of income within Net financial items. Interest cost and changes in fair value of notional assets of USD 201 million, and interest income of USD 138 million has been recognised in 2017.

New entrants for the early retirement plans have been included as a settlement cost. The total impact in 2017 was USD 2 million, USD 123 million in 2016 and USD 173 million in 2015.

(in USD million)	2017	2016

Defined benefit obligations (DBO)
Defined benefit obligations at 1 January	7,791	6,822
Current service cost	243	239
Interest cost	219	192
Actuarial (gains) losses - Financial assumptions	(26)	879
Actuarial (gains) losses - Experience	(21)	(282)
Benefits paid	(311)	(235)
Losses (gains) from curtailment, settlement or plan amendment	13	171
Paid-up policies	(84)	(131)
Foreign currency translation	411	87
Changes in notional contribution liability	52	50

Defined benefit obligations at 31 December	8,286	7,791

Fair value of plan assets
Fair value of plan assets at 1 January	5,250	5,127
Interest income	148	148
Return on plan assets (excluding interest income)	283	76
Company contributions	39	22
Benefits paid	(196)	(80)
Paid-up policies and personal insurance	(121)	(92)
Foreign currency translation	283	50

Fair value of plan assets at 31 December	5,687	5,250

Net pension liability at 31 December	(2,599)	(2,541)

Represented by:
Asset recognised as non-current pension assets (funded plan)	1,306	839
Liability recognised as non-current pension liabilities (unfunded plans)	(3,905)	(3,380)

DBO specified by funded and unfunded pension plans	8,286	7,791

Funded	4,392	4,423
Unfunded	3,894	3,368

Actual return on assets	431	131

The actuarial gain in 2017 is related to changes in financial and demographic assumptions. Statoil recognised an actuarial loss from changes in financial assumptions in 2016 mainly relate to increased pension liabilities due to reduced interest rates and a higher expected rate of pension increase.

Actuarial losses and gains recognised directly in Other comprehensive income (OCI)

(in USD million)	2017	2016	2015

Net actuarial (losses) gains recognised in OCI during the year	331	(482)	1,139
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	(158)	(21)	460
Tax effects of actuarial (losses) gains recognised in OCI	(38)	129	(461)

Recognised directly in OCI during the year net of tax	135	(374)	1,138

Cumulative actuarial (losses) gains recognised directly in OCI net of tax	(1,053)	(1,188)	(814)

Actuarial assumptions
	Assumptions used to determine benefit costs in %		Assumptions used to determine benefit obligations in %

	2017	2016	2017	2016

Discount rate	2.50	2.75	2.50	2.50
Rate of compensation increase	2.25	2.25	2.25	2.25
Expected rate of pension increase	1.75	1.00	1.75	1.75
Expected increase of social security base amount (G-amount)	2.25	2.25	2.25	2.25

Weighted-average duration of the defined benefit obligation			17.2	17.4

The assumptions presented are for the Norwegian companies in Statoil which are members of Statoil's pension fund. The defined benefit plans of other subsidiaries are immaterial to the consolidated pension assets and liabilities.

Expected attrition at 31 December 2017 was 0.2% and 2.2% for employees between 50-59 years and 60-67 years, and 0.4% and 0.1% in 2016.

For population in Norway, the mortality table K2013, issued by The Financial Supervisory Authority of Norway, is used as the best mortality estimate.

Disability tables for plans in Norway developed by the actuary were implemented in 2013 and represent the best estimate to use for plans in Norway.

Sensitivity analysis

The table below presents an estimate of the potential effects of changes in the key assumptions for the defined benefit plans. The following estimates are based on facts and circumstances as of 31 December 2017.

	Discount rate		Expected rate of compensation increase		Expected rate of pension increase		Mortality assumption
(in USD million)	0.50%	-0.50%	0.50%	-0.50%	0.50%	-0.50%	+ 1 year	- 1 year

Changes in:
Defined benefit obligation at 31 December 2017	(607)	689	88	(92)	527	(583)	295	(323)
Service cost 2018	(22)	25	8	(8)	21	(19)	8	(11)

The sensitivity of the financial results to each of the key assumptions has been estimated based on the assumption that all other factors would remain unchanged. The estimated effects on the financial result would differ from those that would actually appear in the Consolidated financial statements because the Consolidated financial statements would also reflect the relationship between these assumptions.

Pension assets

The plan assets related to the defined benefit plans were measured at fair value. Statoil Pension invests in both financial assets and real estate.

Real estate properties owned by Statoil Pension amounted to USD 447 million and USD 402 million of total pension assets at 31 December 2017 and 2016, respectively, and are rented to Statoil companies.

The table below presents the portfolio weighting as approved by the board of Statoil Pension for 2017. The portfolio weight during a year will depend on the risk capacity.

Pension assets on investments classes			Target portfolio weight
(in %)	2017	2016

Equity securities	37.5	39.0	31 - 43
Bonds	41.7	41.1	36 - 48
Money market instruments	14.3	13.9	0 - 29
Real estate	6.1	5.4	5 - 10
Other assets	0.4	0.6

Total	100.0	100.0

In 2017 92% of the equity securities, 32% of bonds and 67% of money market instruments had quoted market prices in an active market (level 1). 8% of the equity securities, 68% of bonds and 32% of money market instruments had market prices based on inputs other than quoted prices. If quoted market prices are not available, fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy.

In 2016 98% of the equity securities, 30% of bonds and 71% of money market instruments had quoted market prices in an active market. 0% of the equity securities, 70% of bonds and 28% of money market instruments had market prices based on inputs other than quoted prices (level 2).

For definition of the various levels, see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.

Company contributions expected to be made to Statoil Pension in 2018 are not considered significant.